Summary of Significant Accounting Policies (Details Narrative) (USD $)	Dec. 31, 2016	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Aug. 27, 2012	Oct. 31, 2011	Apr. 08, 2011	Apr. 16, 2010	Jul. 13, 2009
Accounting Policies [Abstract]
Money Market Funds		$ 780	$ 160,808		$ 282,239
Bond Portfolio		904,000	796,000		1,236,000
Allowance for Mortgage Loans Receivable		970,636	949,693		848,734
Impaired Loans		1,543,000	1,543,000		1,521,000
Loans Exceeding 90 Days Past Due		3,237,000	3,237,000		2,308,000
Foreclosed Properties		1,406,000	1,406,000
Real Estate Held for Sale Carrying Value		562,422	562,722	562,722	713,297
Loan Impairment		844,000	844,000
Real Estate Sold										100,000
Payments On Real Estate Sold	$ 8,500		$ 1,000			$ 4,000	$ 5,300	$ 7,300	$ 25,000	$ 20,000